ACQUISITION OF THINKING TREE SPIRITS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF THINKING TREE SPIRITS

NOTE 8 — ACQUISITION OF THINKING TREE SPIRITS

Business Combinations — On February 21, 2024, the Company purchased all the outstanding stock of Thinking Tree Spirits, Inc. (“TTS”), which was accounted for as a business combination, requiring assets and liabilities assumed to be measured and recorded at their acquisition date fair values as of the acquisition date. The resolution of the contingent earn out payments will be reviewed at each subsequent reporting period, and any increases or decreases in fair value will be recorded in the income statement as an operating gain or loss.

Under the terms of the stock sale, the Company paid the shareholders of TTS $670,686 ($720,686, net of $50,000 held back for post-closing accounting true-ups) using shares of common stock of the Company. The $670,686 was paid using common stock of the Company at a negotiated price of $13.16 per share (or 50,958 shares), subject to a true-up provision (to the price per share of the Company’s anticipated IPO, if lower — which, as of September 30, 2024, was $5.00 per share or 134,137 shares) that expired on August 31, 2024, but which was subsequently extended by the Parties to after the conclusion of the dissenters rights process under Oregon law (See below).

In September 2024, the Company extended the true-up provision under the terms of the TTS stock sale from August 31, 2024 to the date of settlement of the Thinking Tree Spirits Dissenters Rights Process, resulting in the delay in reclassifying the TTS purchase price liability to equity (under ASC-480). Upon the November 25, 2024 initial public offering at $4.00 per share, the true-up provision related to the $670,686 at $4.00 per share equaled 167,671 shares, an increase of 116,713 shares over the original 50,958 shares, but subject to any reductions for payments made to dissenters. (See below).

ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount. In September 2024, under the terms of the TTS stock sale, the true-up provision for the $670,686 purchase price payment in the form of common stock was extended through the settlement of the Thinking Tree Spirits Dissenters Rights Process (See below). Once the final determination is made on the amount owed to dissenters, if any, that amount will be deducted from the true-up amount and the resulting number of shares of common stock will be issued at the price per share of the common stock in the Company’s initial public offering (which occurred on November 25, 2024, at $4.00 per share), at which time, the conversion price became fixed and the purchase price no longer qualified to be classified as a liability in accordance with ASC 480, and was reclassified to equity. The estimated fair value of the $127,076 in estimated future contingent values (discussed also below) is recorded as a (long term) liability until such time as their obligation for potential payment becomes established as something more than zero and the payment number of shares is established, at which time, such future contingent payments will likewise be reclassified from liabilities to equity in accordance with ASC 480.

Thinking Tree Spirits Dissenters’ Rights Process — In July 2024 three Thinking Tree Spirits shareholders served their notice to exercise dissenters’ rights under Oregon law. Dissenters’ rights statutes allow a party opposed to certain transactions to demand payment in cash for the value of their interests held rather than receive shares in the resulting entity. Parties can either agree upon a negotiated value or a dissenter who does not believe they are being fairly compensated for the value of their interests may seek a judicially determined value. In the case of a private entity, or a transaction involving private companies with no public clearing price for their stock, certain methods, models and assumptions are used to attempt to estimate or derive a fair market value. The statutory deadline has passed for any other Thinking Tree Spirits shareholders to claim dissenter’s rights.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 8 — ACQUISITION OF THINKING TREE SPIRITS (cont.)

The amount being sought by the dissenters would consume most, if not all, of the amount in stock paid in the transaction, and management believes the amount of compensation they are seeking is too high.

Because this process creates uncertainty related to how many net shares of common stock are owed to the remaining Thinking Tree Spirits shareholders, management has made the decision to place any shares of stock that were to go to Thinking Tree Spirits shareholders in escrow until the matter is resolved. Likewise, any make-up shares that we assumed were to be issued at the close of the Company’s initial public offering will also be held in escrow until the same final value determination is made. This is to ensure that the Company is not double paying for the company in both shares and cash.

To the extent any amount of cash is due to the three dissenters from the Company, said amount will be deducted from the total amount of consideration that had been agreed upon for the Thinking Tree Spirits acquisition, and the remaining amount due to the remaining Thinking Tree Spirits shareholders, if any, will be then paid in shares of common stock at the agreed upon transaction price per share in the original transaction. Any unused shares of common stock will be returned to the treasury and will not be considered outstanding. So long as these shares are held in escrow they will not be eligible for trading or voting.

Subsequent to November 25, 2024, the Company settled with two of the three TTS dissenters and sent the remaining dissenter the statutorily required payment offer and documentation to attempt to wind down the dissenters process. The statutorily required thirty (30) day review period for those offers passed on January 6, 2025 with an objection from the remaining dissenter. On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits and the lone remaining dissenter, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that adversely effected the valuation of the acquisition and the Company’s investment in Thinking Tree Spirits. As a result of netting out the amount paid to such dissenters from the makeup provisions of the acquisition agreement with the remaining TTS shareholders, the Company believes it will issue the remaining TTS shareholders up to a maximum of an additional 83,407 shares of unregistered common stock which will be subject to lockup agreements that do not allow such shares to be sold until after the one hundred and eighty (180) day anniversary of the date of their grant. The granting of such shares shall occur after the Company has been advised by outside counsel that the final dissenter matter is concluded.

NOTE 10 — ACQUISITION OF THINKING TREE SPIRITS

Business Combinations — On February 21, 2024, the Company purchased all the outstanding stock of Thinking Tree Spirits, Inc. (“TTS”), which was accounted for as a business combination, requiring assets and liabilities assumed to be measured and recorded at their acquisition date fair values as of the acquisition date. The resolution of the contingent earn out payments will be reviewed at each subsequent reporting period, and any increases or decreases in fair value will be recorded in the income statement as an operating gain or loss.

Under the terms of the stock sale, the Company paid the shareholders of TTS $670,686 ($720,686, net of $50,000 held back for post-closing accounting true-ups) using shares of common stock of the Company. The $670,686 was paid using common stock of the Company at a negotiated price of $13.16 per share (or 50,958 shares), subject to a true-up provision (to the price per share of the Company’s anticipated IPO, if lower — which, as of September 30, 2024, was $5.00 per share or 134,137 shares) that expired on August 31, 2024, but which was subsequently extended by the Parties to after the conclusion of the dissenters rights process under Oregon law (See below).

In September 2024, the Company extended the true-up provision under the terms of the TTS stock sale from August 31, 2024 to the date of settlement of the Thinking Tree Spirits Dissenters Rights Process, resulting in the delay in reclassifying the TTS purchase price liability to equity (under ASC-480). Upon the November 25, 2024 initial public offering at $4.00 per share, the true-up provision related to the $670,686 at $4.00 per share equaled 167,671 shares, an increase of 116,713 shares over the original 50,958 shares, but subject to any reductions for payments made to dissenters. (See below).

ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount. In September 2024, under the terms of the TTS stock sale, the true-up provision for the $670,686 purchase price payment in the form of common stock was extended through the settlement of the Thinking Tree Spirits Dissenters Rights Process (See below). Once the final determination is made on the amount owed to dissenters, if any, that amount will be deducted from the true-up amount and the resulting number of shares of common stock will be issued at the price per share of the common stock in the Company’s initial public offering (which occurred on November 25, 2024, at $4.00 per share), at which time, the conversion price became fixed and the purchase price no longer qualified to be classified as a liability in accordance with ASC 480, and was reclassified to equity. The estimated fair value of the $127,076 in estimated future contingent values (discussed also below) is recorded as a (long term) liability until such time as their obligation for potential payment becomes established as something more than zero and the payment number of shares is established, at which time, such future contingent payments will likewise be reclassified from liabilities to equity in accordance with ASC 480.

Allocation of the purchase price based on the estimated fair values of the acquired assets and liabilities assumed are as follows:

Amounts
Assets:
Inventory	$143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Intangible Asset – Thinking Tree Trade Name	250,000
Intangible Asset – Thinking Tree Customer Relationships	190,000
Goodwill	589,870
Total Assets	$1,297,825
Liabilities:
Accounts Payable and Other Current Liabilities	$42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	$847,762

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 10 — ACQUISITION OF THINKING TREE SPIRITS (cont.)

In conjunction with the acquisition, for the quarter ended March 31, 2024, the Company recorded estimated fair values of $847,762 for payments in the form of Company common stock (including: $670,686 in common stock of the Company; $50,000 of post-closing accounting true-ups; and $127,076 in estimated future contingent payments). The acquisition was recorded at estimated fair values, based on the payments made, and a fair value probability applied to the contingent earn out payments. The fair value of the acquisition will be re-measured for each subsequent reporting period until resolution of the contingent earn out payments, and any increases or decreases in fair value will be recorded in the income statement as an operating loss or gain. The recorded fair value of the acquisition was reviewed as of December 31, 2024, with no change in fair value deemed necessary.

Under the terms of the TTS acquisition, TTS shareholders will be eligible to receive contingent earn out payments from the Company through February 21, 2027 of:

●	Up to $800,000 per year (payable in Company common stock) in each of the first 3 years post acquisition with the final closing date on December 31, 2026 (for an aggregate of up to $2,400,000), calculated as $1.00 worth of Company common stock for every $1.00 of revenue of TTS brands and activities that exceed the previous year’s TTS associated revenue. Shortfalls in years 1 and 2 to be caught up in years 2 and/or 3, if revenues are then sufficient.

●	$395,000 if TTS is successful in securing an agreement for a new tasting room location, to be branded TTS and Heritage Distilling, or as a Company approved sub-brand or collective brand, within a certain confidential retail location in Portland OR within 3 years, TTS shareholders will receive an additional 395,000, payable at HDHC’s election either in cash or in shares of common stock (based on closing price 30 days post opening of such location).

The fair value of property and equipment was estimated by applying the cost approach, which estimates fair value using replacement or reproduction cost of an asset of comparable utility, adjusted for loss in value due to depreciation and economic obsolescence. The fair value of the contingent earn-out was estimated using a discounted cash flow approach, which included assumptions regarding the probability-weighted cash flows of achieving certain capacity development milestones.

Intangible assets were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The fair values of intangible assets were estimated based on various valuation techniques including the use of discounted cash flow analyses, and multi-period excess earnings valuation approaches, which use significant unobservable inputs, or Level 3 inputs, as defined by the fair value hierarchy. These valuation inputs included estimates and assumptions about forecasted future cash flows, long-term revenue growth rates, and discount rates. The fair value of the customer relationships intangible asset was determined using a discounted cash flow model that incorporates the excess earnings method and will be amortized on an accelerated basis over the projected pattern of economic benefits of approximately 6 to 10 years.

As described in more detail above, Intangible Assets and Goodwill related to the TTS acquisition are composed of the following as of December 31, 2024:

	Life	Cost	Accumulated Amortization	Accumulated Impairment Charge	Net
Intangible Assets:
Thinking Tree Trade Name	6 years	$250,000	$14,671	$—	$235,329
Thinking Tree Customer Relationships	10 years	190,000	4,178	—	185,822
Goodwill – Thinking Tree Acquisition	N/A	589,870	N/A	—	589,870
Total		$1,029,870	$18,849	$—	$1,011,021

There were no intangible assets or goodwill as of December 31, 2023.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 10 — ACQUISITION OF THINKING TREE SPIRITS (cont.)

Thinking Tree Spirits Dissenters’ Rights Process — In July 2024 three Thinking Tree Spirits shareholders served their notice to exercise dissenters’ rights under Oregon law. Dissenters’ rights statutes allow a party opposed to certain transactions to demand payment in cash for the value of their interests held rather than receive shares in the resulting entity. Parties can either agree upon a negotiated value or a dissenter who does not believe they are being fairly compensated for the value of their interests may seek a judicially determined value. In the case of a private entity, or a transaction involving private companies with no public clearing price for their stock, certain methods, models and assumptions are used to attempt to estimate or derive a fair market value. The statutory deadline has passed for any other Thinking Tree Spirits shareholders to claim dissenter’s rights.

The amount being sought by the dissenters would consume most, if not all, of the amount in stock paid in the transaction, and management believes the amount of compensation they are seeking is too high.

Because this process creates uncertainty related to how many net shares of common stock are owed to the remaining Thinking Tree Spirits shareholders, management has made the decision to place any shares of stock that were to go to Thinking Tree Spirits shareholders in escrow until the matter is resolved. Likewise, any make-up shares that we assumed were to be issued at the close of the Company’s initial public offering will also be held in escrow until the same final value determination is made. This is to ensure that the Company is not double paying for the company in both shares and cash.

To the extent any amount of cash is due to the three dissenters from the Company, said amount will be deducted from the total amount of consideration that had been agreed upon for the Thinking Tree Spirits acquisition, and the remaining amount due to the remaining Thinking Tree Spirits shareholders, if any, will be then paid in shares of common stock at the agreed upon transaction price per share in the original transaction. Any unused shares of common stock will be returned to the treasury and will not be considered outstanding. So long as these shares are held in escrow they will not be eligible for trading or voting.

Subsequent to November 25, 2024 the Company settled with two of the three TTS dissenters and sent the remaining dissenter the statutorily required payment offer and documentation to attempt to wind down the dissenters process. The statutorily required thirty (30) day review period for those offers passed on January 6, 2025 with an objection from the remaining dissenter. On April 16, 2025, Kaylon McAlister, a former co-founder of Thinking Tree Spirits and the lone remaining dissenter, filed suit in the Circuit Court of Oregon against Thinking Tree Spirits and the Company seeking $470,000 under the Oregon dissenter rights statute, plus interest. While we are reviewing the matter, we believe the amount being sought is solely without merit and grossly overinflates the value of the enterprise, and we intend to vigorously defend this matter. Further, we believe we have counterclaims against the plaintiff for actions taken by him before, during and after the closing of the acquisition transaction that further effected the valuation of the acquisition and adversely affected the Company’s investment in Thinking Tree Spirits. As a result of netting out the amount paid to such dissenters from the makeup provisions of the acquisition agreement with the remaining TTS shareholders, the Company believes it will issue the remaining TTS shareholders up to a maximum of an additional 83,407 shares of unregistered common stock which will be subject to lockup agreements that do not allow such shares to be sold until after the one hundred and eighty (180) day anniversary of the date of their grant. The granting of such shares shall occur after the Company has been advised by outside counsel that the final dissenter matter is concluded.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements